Schedule of accrued expenses (Details) - AUD ($)	Jun. 30, 2023	Jun. 30, 2022
Current
Accrued expenses	$ 458,057	$ 477,144
Salaries payable	54,554	34,704
Current accrued expenses	512,611	511,848
Non-Current
Accrued expenses	90,450
Salaries payable		76,504
Non-Current accrued expenses	$ 90,450	$ 76,504